Income Tax (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Gross beginning balance	$ 1,483,745	$ 2,079,166	$ 783,382
Gross increase to tax positions in the current period	123,001	(595,421)	1,295,784
Gross increase to tax position in the prior period
Gross decrease to tax position in the prior period
Lapse of statute limitations
Gross ending balance	$ 1,606,746	$ 1,483,745	$ 2,079,166